PROVISION FOR WARRANTY COST (Tables)	3 Months Ended
Mar. 31, 2024
Provision For Warranty Cost
Schedule of warranty provision

	March 31, 2024	December 31, 2023
	$	$
Opening balance of warranty provision	747	1,709
Additions	293	368
Warranty claims applied	(113)	(494)
Change in estimate of warranty provision	(5)	(860)
Change in foreign exchange	(14)	24
Ending balance of warranty provision	908	747
Less: Current portion	680	612
Long-term portion of warranty provision	228	135